Leases (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease liabilities	R$ 9,644	R$ 9,184
Incremental borrowing lease liabilities	12.28%	12.12%